SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Beginning balance	$ 152,736	$ 113,234
Provision for bad debts	84,446	126,018
Charge-offs to allowance, net of recoveries	(36,514)	(86,516)
Ending balance	$ 200,668	$ 152,736